DWS Multi-Asset Conservative Allocation Fund Expense Example - Class ACS [Member] - DWS Multi-Asset Conservative Allocation Fund	Aug. 31, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 668
Expense Example, with Redemption, 3 Years	896
Expense Example, with Redemption, 5 Years	1,143
Expense Example, with Redemption, 10 Years	1,847
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	275
Expense Example, with Redemption, 3 Years	594
Expense Example, with Redemption, 5 Years	1,039
Expense Example, with Redemption, 10 Years	2,055
Class S
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	74
Expense Example, with Redemption, 3 Years	260
Expense Example, with Redemption, 5 Years	463
Expense Example, with Redemption, 10 Years	$ 1,048